Shareholder Fees {- Fidelity International Discovery K6 Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity International Discovery K6 Fund PRO-03 | Fidelity International Discovery K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none